Lessee - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	$ 766	$ 784
Other deferred credits and other liabilities	1,573	1,642
Operating Lease, Liability	315	395
Other Noncurrent Assets [Member]
Supplemental Balance Sheet Information [Line Items]
Operating Lease, Right-of-Use Asset	(271)	338
Other Current Liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	52	81
Other deferred credits and other liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other deferred credits and other liabilities	263	314
Commonwealth Edison Co [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	133	143
Other deferred credits and other liabilities	592	595
Operating Lease, Liability	5	8
Commonwealth Edison Co [Member] | Other Noncurrent Assets [Member]
Supplemental Balance Sheet Information [Line Items]
Operating Lease, Right-of-Use Asset	5	7
Commonwealth Edison Co [Member] | Other Current Liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	2	3
Commonwealth Edison Co [Member] | Other deferred credits and other liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other deferred credits and other liabilities	3	5
PECO Energy Co [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	35	30
Other deferred credits and other liabilities	83	93
Operating Lease, Liability	1	1
PECO Energy Co [Member] | Other Noncurrent Assets [Member]
Supplemental Balance Sheet Information [Line Items]
Operating Lease, Right-of-Use Asset	1	1
PECO Energy Co [Member] | Other Current Liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	0	0
PECO Energy Co [Member] | Other deferred credits and other liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other deferred credits and other liabilities	1	1
Baltimore Gas and Electric Company [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	48	91
Other deferred credits and other liabilities	98	104
Operating Lease, Liability	19	64
Baltimore Gas and Electric Company [Member] | Other Noncurrent Assets [Member]
Supplemental Balance Sheet Information [Line Items]
Operating Lease, Right-of-Use Asset	16	46
Baltimore Gas and Electric Company [Member] | Other Current Liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	15	45
Baltimore Gas and Electric Company [Member] | Other deferred credits and other liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other deferred credits and other liabilities	4	19
Pepco Holdings LLC [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	171	141
Other deferred credits and other liabilities	570	622
Operating Lease, Liability	226	255
Finance Lease, Liability, Current	10	7
Finance Lease, Liability, Noncurrent	64	43
Finance lease, liability	74	50
Pepco Holdings LLC [Member] | Other Noncurrent Assets [Member]
Supplemental Balance Sheet Information [Line Items]
Operating Lease, Right-of-Use Asset	209	241
Pepco Holdings LLC [Member] | Other Current Liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	31	31
Pepco Holdings LLC [Member] | Other deferred credits and other liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other deferred credits and other liabilities	195	224
Pepco Holdings LLC [Member] | Property, Plant and Equipment
Supplemental Balance Sheet Information [Line Items]
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	73	50
Potomac Electric Power Company [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	55	61
Other deferred credits and other liabilities	314	340
Operating Lease, Liability	46	52
Finance Lease, Liability, Current	3	2
Finance Lease, Liability, Noncurrent	23	15
Finance lease, liability	26	17
Potomac Electric Power Company [Member] | Other Noncurrent Assets [Member]
Supplemental Balance Sheet Information [Line Items]
Operating Lease, Right-of-Use Asset	43	49
Potomac Electric Power Company [Member] | Other Current Liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	6	6
Potomac Electric Power Company [Member] | Other deferred credits and other liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other deferred credits and other liabilities	40	46
Potomac Electric Power Company [Member] | Property, Plant and Equipment
Supplemental Balance Sheet Information [Line Items]
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	25	17
Delmarva Power & Light Company [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	59	20
Other deferred credits and other liabilities	89	97
Operating Lease, Liability	57	65
Finance Lease, Liability, Current	4	3
Finance Lease, Liability, Noncurrent	25	17
Finance lease, liability	29	20
Delmarva Power & Light Company [Member] | Other Noncurrent Assets [Member]
Supplemental Balance Sheet Information [Line Items]
Operating Lease, Right-of-Use Asset	46	54
Delmarva Power & Light Company [Member] | Other Current Liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	8	9
Delmarva Power & Light Company [Member] | Other deferred credits and other liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other deferred credits and other liabilities	49	56
Delmarva Power & Light Company [Member] | Property, Plant and Equipment
Supplemental Balance Sheet Information [Line Items]
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	29	20
Atlantic City Electric Company [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	12	11
Other deferred credits and other liabilities	49	48
Operating Lease, Liability	12	15
Finance Lease, Liability, Current	3	2
Finance Lease, Liability, Noncurrent	16	11
Finance lease, liability	19	13
Atlantic City Electric Company [Member] | Other Noncurrent Assets [Member]
Supplemental Balance Sheet Information [Line Items]
Operating Lease, Right-of-Use Asset	11	15
Atlantic City Electric Company [Member] | Other Current Liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other current liabilities	3	4
Atlantic City Electric Company [Member] | Other deferred credits and other liabilities [Member]
Supplemental Balance Sheet Information [Line Items]
Other deferred credits and other liabilities	9	11
Atlantic City Electric Company [Member] | Property, Plant and Equipment
Supplemental Balance Sheet Information [Line Items]
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	$ 19	$ 13